Dreyfus Intermediate Municipal Bond Fund, Inc.

ANNUAL REPORT
May 31, 1999

Year 2000 Issues (Unaudited)

The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

* Not FDIC-Insured
* Not Bank-Guaranteed
* May Lose Value

   Contents

   THE FUND
-----------
    2   Letter from the President
    3   Discussion of Fund Performance
    6   Fund Performance
    7   Statement of Investments
   24   Statement of Assets and Liabilities
   25   Statement of Operations
   26   Statement of Changes in Net Assets
   27   Financial Highlights
   28   Notes to Financial Statements
   32   Report of Independent Auditors
   33   Important Tax Information

        FOR MORE INFORMATION
----------------------------
      Back Cover

            Dreyfus Intermediate Municipal    The Fund
                           Bond Fund, Inc.


LETTER FROM THE PRESIDENT
-------------------------

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Intermediate Municipal Bond Fund, Inc., covering the 12-month period from June 1, 1998 through May 31, 1999. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Monica Wieboldt.

Lower short-term interest rates adopted by the Federal Reserve Board and other central banks in the fall of 1998 appear to have helped many U.S. businesses withstand the effects of economic weakness in Japan, Asia and Latin America. At the same time, the U.S. economy has entered its eighth year of expansion in an environment characterized by low inflation and high levels of consumer spending.

Tax-exempt fixed-income securities generally provided good results relative to taxable U.S. Treasury securities over the past year. This was especially true during much of the second half of the reporting period. While prices of U.S. Treasury securities declined significantly over the first five months of 1999, a lack of new issuance relative to robust investor demand supported most municipal bond prices.

We appreciate your confidence over the past year, and we look forward to your continued participation in Dreyfus Intermediate Municipal Bond Fund, Inc.

Sincerely,

/s/Stephen E. Canter

Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation

June 14, 1999

DISCUSSION OF FUND PERFORMANCE
------------------------------
Monica Wieboldt, Portfolio Manager

How did Dreyfus Intermediate Municipal Bond Fund, Inc.
perform during the period?

The fund produced a 3.53% total return over the one-year period ended May 31, 1999,1 compared to a 3.72% total return for the average of the Lipper Intermediate Municipal Debt Funds category.2

We attribute the fund's relative performance to its focus on higher-quality, intermediate-term municipal bonds. We have maintained that focus because lower-rated issues have remained expensive compared to securities with high credit ratings. In addition, higher-rated securities tend to be more liquid, making them easier to buy and sell as market conditions change and giving the fund more flexibility to react in a weak market.

What is the fund's investment approach?

The fund's goal is to seek a high level of federally tax-exempt income generated from a diversified portfolio of intermediate-term municipal bonds. In addition, we seek a competitive total return.

In pursuit of these objectives, we employ several strategies. The fund maintains a large position in income-producing paper, which we view as a core position. This provides the portfolio with a strong income component and a relatively stable base.

We attempt to add value by selecting the tax-exempt bonds that we believe are most likely to provide the highest total returns -- which include both tax-exempt income and potential capital appreciation. Currently, as interest rates come under pressure, we see opportunities to add discount and speciality state paper, which in stronger markets command a premium to other paper.

                                                                The Fund      3

What other factors influenced the fund's performance?

When the Asian currency and credit crisis spread to Latin America just prior to the start of the reporting period, investors flocked to U.S. Treasury securities. As a result, yields on taxable Treasuries fell to levels that were roughly equivalent to yields on comparable tax-exempt bonds.

However, the Federal Reserve Board and other central banks moved quickly to stimulate global economic growth by reducing key short-term interest rates. Because lower short-term interest rates had the potential to reignite inflationary pressures, yields on intermediate- and long-term bonds rose. However, the extent of that rise was much greater for taxable U.S. Treasury securities than for tax-free municipal bonds. Similarly, yields of intermediate-term municipal bonds rose more than yields of long-term municipal bonds, primarily because of supply-and-demand factors.

Because of strong economic conditions throughout the United States, the nation's states and municipalities have had less need to borrow. As a result, about 24% fewer tax-exempt bonds were issued over the past six months than in the same period one year ago. Yet, demand from individual investors seeking to minimize their income tax liabilities remained high. This imbalance between supply and demand helped municipal bond prices decline less than U.S. Treasury bond prices, as measured by major market indices and benchmarks. However, supply in the intermediate-term sector of the marketplace was greater than in the long-term sector, accounting for many of the differences in performance between the two segments.

What is the fund's current strategy?

We have continued to search for the most attractive values in the municipal bond market. We have found such values, in our opinion, primarily in higher-quality, intermediate-term bonds. Intermediate-term bonds have continued to provide most of the yield of their longer-term counterparts, but with substantially less volatility. The current interest-rate environment gives us the opportunity to increase coupon and call protection. It also affords us the chance to reevaluate the benefits of adding discount and lower-rated paper, which will come under pressure and represent value.

June 14, 1999


1   Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders. Capital gains, if any, are fully taxable.
2   Source: Lipper Analytical Services, Inc.


                                                                The Fund     5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in the fund and the Lehman Brothers 10-Year Municipal Bond Index

Average Annual Total Returns as of 5/31/99
                 1 Year             5 Years         Ten Years
-------------------------------------------------------------
Fund              3.53%              5.85%              6.83%

*   Source: Lehman Brothers
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Dreyfus Intermediate Municipal Bond Fund, Inc. on 5/31/89 to a $10,000 investment made in the Lehman Brothers 10-Year Municipal Bond Index on that date. All dividends and capital gain distributions are reinvested.
The fund invests primarily in municipal securities and maintains a portfolio with a weighted-average maturity ranging between 3 and 10 years. The fund's performance shown in the line graph takes into account fees and expenses. The Lehman Brothers 10-Year Municipal Bond Index, unlike the fund, is an unmanaged total return performance benchmark for the investment-grade, 10-year tax exempt bond market, consisting of municipal bonds with maturities of 9-12 years. The Index does not take into account charges, fees and other expenses. These factors, coupled with the potentially longer maturity of the Index, can contribute to the Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

STATEMENT OF INVESTMENTS
May 31, 1999

-------------------------------------------------------------------------------
                                                         Principal
Long-Term Municipal Investments--98.7%                   Amount ($)   Value ($)
-------------------------------------------------------------------------------
Alabama--.8%
Bay Minette Industrial Development Board, IDR
   (Coltec Industries, Inc.) 6.50%, 2/15/2009         4,505,000       4,688,714
McIntosh Industrial Development Board, EIR
   4.65%, 6/1/2008                                    5,500,000       5,484,380
Alaska--2.8%
Alaska Industrial Development and Export Authority,
   Revolving Fund
   6.375%, 4/1/2008                                   3,000,000       3,208,620
Alaska Housing Finance Corp.:
   5.75%, 12/1/2009 (Insured; MBIA)                  10,490,000      11,023,941
   5.30%, 12/1/2012 (Insured; MBIA)                   2,500,000       2,564,825
Alaska Student Loan Corp., Student Loan Revenue:
   5.60%, 7/1/2011 (Insured; AMBAC)                   4,700,000       4,905,907
   5.70%, 7/1/2013 (Insured; AMBAC)                   5,990,000       6,282,971
Anchorage, Electric Utility Revenue:
   6.50%, 12/1/2008 (Insured; MBIA)                   2,755,000       3,155,632
   6.50%, 12/1/2009 (Insured; MBIA)                   2,910,000       3,346,966
Arizona--2.8%
Maricopa County Community College District,
   4%, 7/1/2013                                       8,325,000       7,596,396
Maricopa County Industrial Development Authority:
   Hospital Facility Revenue (Samaritan Health Services)
      7.15%, 12/1/2004 (Insured; MBIA)                9,835,000      11,204,032
   Hospital Systems Revenue (Baptist Hospital)
      5.20%, 9/1/2005 (Insured; MBIA)                 3,125,000       3,289,062
Mesa Industrial Development Authority, Industrial
   Revenue (TRW Vehicle Safety Systems, Inc. Project)
   7.25%, 10/15/2004                                  5,000,000       5,328,650
Phoenix 4.125%, 7/1/2014                              7,080,000       6,477,988
California--3.3%
California:
   7.324%, 12/1/2013a                                 5,000,000       5,180,900
   Veterans, 5.40%, 12/1/2014                         5,000,000       5,102,500
California Higher Education Loan Authority,
   Student Loan Revenue:
      6.40%, 12/1/2003                                6,000,000       6,454,380
      6.50%, 6/1/2005                                 5,500,000       5,924,765
California Statewide Community Development
   Administration
   5.10%, 5/15/2010                                   4,000,000       3,993,280

                                                                The Fund     7

-------------------------------------------------------------------------------
                                                         Principal
Long-Term Municipal Investments (continued)             Amount ($)   Value ($)
-------------------------------------------------------------------------------
California (continued)
Solano County, COP (Justice Facility and
   Public Buildings Project)
   5.875%, 10/1/2005                                 10,000,000      10,441,700
Student Education Loan Marketing Corporation,
   Student Loan Revenue:
      6.70%, 7/1/2008                                 2,500,000       2,587,625
      6.75%, 7/1/2008                                 2,500,000       2,689,575
Colorado--3.2%
Bowles Metropolitan District, 4.25%, 12/1/2023
   (LOC; U.S. Bank National Association)              5,000,000       4,939,850
Denver City and County, Airport Revenue
   8.75%, 11/15/2005                                 10,645,000      11,867,578
E-470 Public Highway Authority, Revenue
   Zero Coupon, 9/1/2010 (Insured; MBIA)             30,000,000      17,395,200
El Paso County School District
   (Number 11 Colorado Springs):
      6.25%, 12/1/2009                                1,000,000       1,137,610
      6.50%, 12/1/2010                                2,000,000       2,304,660
      6.50%, 12/1/2011                                2,040,000       2,360,178
Connecticut--.9%
Connecticut, Revenue (Mashantucket Western
   Pequot Tribe):
      6.50%, 9/1/2006 (Escrowed to Maturity)a         2,475,000       2,818,654
      6.50%, 9/1/2006a                                2,525,000       2,871,354
      5.60%, 9/1/2009a                                1,000,000       1,026,600
      5.70%, 9/1/2012a                                2,400,000       2,441,736
Connecticut Development Authority, PCR
   (United Illuminating) 4.35%, 6/1/2026              2,125,000       2,108,042
District of Columbia--1.7%
District of Columbia, Revenue (American University)
   5.50%, 10/1/2011 (Insured; AMBAC)                  5,435,000       5,629,301
Metropolitan Airports Authority, General Airport
   Revenue
   5.75%, 10/1/2011 (Insured; MBIA)                   5,750,000       6,145,600
Washington D.C. Convention Center Authority,
   Dedicated Tax Revenue:
      5.25%, 10/1/2013 (Insured; AMBAC)               5,000,000       5,087,350
      5.25%, 10/1/2014 (Insured; AMBAC)               5,000,000       5,070,100
Florida--2.4%
Dade County, Resource Recovery Facility Revenue
   5.20%, 10/1/2005 (Insured; AMBAC)                  7,880,000       8,240,589

8

-------------------------------------------------------------------------------
                                                         Principal
Long-Term Municipal Investments (continued)             Amount ($)   Value ($)
-------------------------------------------------------------------------------
Florida (continued)
Greater Orlando Aviation Authority,
   Airport Facilities Revenue
   6.40%, 10/1/2004 (Insured; FGIC)                   8,940,000       9,699,364
Jacksonville Health Facilities Authority, HR
   (Charity Obligation Group)
   5.20%, 8/15/2013 (Insured; MBIA)                   2,150,000       2,192,011
Orange County, Tourist Development Tax Revenue
   5%, 10/1/2015 (Insured; MBIA)                      5,000,000       4,991,350
Palm Beach County, Solid Waste IDR
   (Okeelanta Power L.P. Project)
   6.50%, 2/15/2009 b                                 3,600,000       2,727,000
Pinellas County, RRR
   5.10%, 10/1/2003 (Insured; MBIA)                   2,915,000       3,025,595
Georgia--.5%
Atlanta, Airport Facilities Revenue
   6%, 1/1/2007 (Insured; AMBAC)                      5,780,000       6,357,422
Hawaii--.3%
Hawaii, Airports System Revenue
   7.50%, 7/1/2005 (Insured; FGIC)                    3,000,000       3,175,710
Illinois--6.3%
Arlington Heights, MFHR
   (Brook Run Association, L.P. Project)
   5.05%, 12/1/2007 (Insured; FGIC)                   4,000,000       4,003,080
Carol Stream, First Mortgage Revenue
   (Windsor Park Manor Project)
   6.50%, 12/1/2007                                   3,000,000       3,206,910
Chicago Building Acquisition, COP
   5.25% 1/1/2012 (Insured; FSA)                      4,460,000       4,556,113
Chicago O'Hare International Airport:
   Passenger Facility Charge Revenue
      5.50%, 1/1/2008 (Insured; AMBAC)                5,000,000       5,303,450
   Special Facility Revenue:
      6.505%, 4/1/2011a                               2,750,000       2,793,230
      (International Terminal) 7.50%, 1/1/2005
         (Prerefunded 1/1/2000) c                       905,000         944,503
Hoffman Estates, Tax Increment Revenue
   (Area Economic Development Project):
      7.50%, 11/15/2003 (LOC; Union Bank of
         Switzerland, Prerefunded 11/15/2000) c       5,145,000       5,539,930
      5.25%, 11/15/2009                              10,000,000      10,206,600

                                                                The Fund     9

-------------------------------------------------------------------------------
                                                         Principal
Long-Term Municipal Investments (continued)             Amount ($)   Value ($)
-------------------------------------------------------------------------------
Illinois (continued)
Illinois Development Finance Authority
   Providers Facility Acquisition Revenue
   (Community Rehabilitation):
      8.25%, 9/1/2000 (Escrowed to Maturity)            995,000       1,022,452
      8.25%, 9/1/2000                                   945,000         998,959
      5.60%, 7/1/2003                                 1,485,000       1,540,970
      5.60%, 7/1/2004                                 1,000,000       1,041,390
      5%, 7/1/2006                                    2,765,000       2,754,272
      5.90%, 7/1/2009                                 1,325,000       1,406,024
Illinois Educational Facilities Authority, Revenue:
   (Illinois Institute of Technology)
      6.60%, 12/1/2009                                2,665,000       2,956,364
   (MJH Education Assistance)
      5%, 9/1/2013 (Insured; AMBAC)                   3,000,000       2,965,140
Illinois Health Facilities Authority, Revenue:
   (Catholic Health Co. Addolorata Project)
      7.625%, 7/1/1999                                  320,000         321,155
   (Central Dupage Health Wyndemere Retirement
      Community)
      6.125%, 11/1/2007 (Insured; MBIA)               4,400,000       4,685,516
   (Evangelical Hospital):
      6.75%, 4/15/2007   2,035,000       2,280,990
      6.75%, 4/15/2007 (Prerefunded 4/15/2002) c      1,055,000       1,153,927
   (Southern Illinois Hospital Services)
      6.50%, 3/1/2007
      (Insured; MBIA, Prerefunded 3/1/2002) c         4,000,000       4,342,760
   (Swedish American Hospital) 7.30%, 4/1/2007
      (Insured; AMBAC, Prerefunded 4/1/2000) c        4,000,000       4,208,120
Illinois Student Assistance Commission,
   Student Loan Revenue 5.75%, 3/1/2007               3,365,000       3,451,380
Metropolitan Pier and Exposition Authority,
   Dedicated Tax Revenue
      (McCormick Place Exposition)
      Zero Coupon, 6/15/2015 (Insured; FGIC)         10,040,000       4,364,086
Normal, EDR (Dayton-Hudson Corp. Project)
   6.75%, 11/1/2001                                   3,400,000       3,587,748
Indiana--8.1%
Boonville Junior High School Building Corp.,
   First Mortgage Revenue
   6.80%, 7/1/2005                                    3,100,000       3,375,373
Brownsburg School Building Corp., First Mortgage
   Revenue:
      5.80%, 8/1/2008 (Insured; FSA,
         Prerefunded 2/1/2005) c                      2,650,000       2,901,697

10

-------------------------------------------------------------------------------
                                                         Principal
Long-Term Municipal Investments (continued)             Amount ($)   Value ($)
-------------------------------------------------------------------------------
Indiana (continued)
Brownsburg School Building Corp., First Mortgage
   Revenue (continued):
      5.90%, 8/1/2009 (Insured; FSA,
         Prerefunded 2/1/2005) c                      2,895,000       3,184,442
Central High School Building Corp., First Mortgage
   5.50%, 8/1/2009 (Insured; AMBAC)                   3,960,000       4,202,075
Indiana Bond Bank (Hendricks Special Hospital
   Program) 6.90%, 4/1/2006                           3,000,000       3,258,660
Indiana Development Finance Authority, PCR
   (Inland Steel Company Project Number 13):
      5.75%, 10/1/2011                               11,500,000      10,816,325
      7.25%, 11/1/2011                               10,330,000      10,743,510
Indiana Health Facility Financing Authority, HR
   (Clarian Health Partners, Inc.):
      5.50%, 2/15/2010                                3,000,000       3,141,120
      5.50%, 2/15/2011                                5,000,000       5,203,800
Indiana Municipal Power Agency, Power Supply
   Systems Revenue
   5.70%, 1/1/2006 (Insured; MBIA)                    8,400,000       9,031,008
Indiana Transportation Finance Authority,
   Airport Facilities LR (United Air):
      6.50%, 11/1/2007                                2,575,000       2,797,171
      6.50%, 11/1/2007 (Prerefunded 11/1/2002) c      2,675,000       2,945,924
Indianapolis Local Public Improvement Bond Bank:
   6.30%, 2/1/2004                                    2,800,000       3,038,504
   6.40%, 2/1/2005                                    3,000,000       3,299,610
   6.50%, 1/1/2011 (Insured; FSA)                     6,415,000       7,384,820
Knox County Hospital Association, LR
   5.65%, 7/1/2008 (Insured; MBIA)                    4,150,000       4,351,026
Logansport School Building Corp.,
   First Mortgage Revenue
   7.30%, 1/15/2007 (Prerefunded 1/15/2000) c         4,750,000       4,957,907
North Montgomery Elementary School Building Corp.,
   First Mortgage Revenue 6.50%, 7/1/2006             5,665,000       6,224,249
Plymouth, Multi-School Building Corp.
   (First Mortgage-Plymouth Community School)
   5.50%, 7/1/2005 (Insured; MBIA)                    3,000,000       3,196,800
Westfield High School Building Corp.,
   First Mortgage Revenue:
   5.45%, 7/15/2009 (Insured; AMBAC,
         Prerefunded 7/15/2005) c                     5,000,000       5,407,700
   5.25%, 7/5/2013 (Insured; AMBAC)                   3,000,000       3,041,700

                                                                The Fund    11

-------------------------------------------------------------------------------
                                                         Principal
Long-Term Municipal Investments (continued)             Amount ($)   Value ($)
-------------------------------------------------------------------------------
Iowa--1.4%
Ames, HR (Mary Greeley Medical Center Project)
   6.25%, 8/15/2006 (Insured; AMBAC)                  4,320,000       4,677,998
Council Bluffs, IDR (Cargill, Inc. Project)
   7%, 3/1/2007                                       4,400,000       4,782,184
Iowa Student Loan Liquidity Corp.,
   Student Loan Revenue:
      6.35%, 3/1/2001(Insured; Guaranteed
         Student Loans)                               3,400,000       3,527,228
      6.65%, 3/1/2003 (Insured; Guaranteed
         Student Loans)                               4,900,000       5,248,194
Kentucky--2.2%
Carrolton and Henderson Public Energy Authority,
   Gas Revenue (Kentucky Trust)
   5%, 1/1/2006 (Insured; FSA)                       10,000,000      10,325,200
Jefferson County, Health Facilities Revenue
   (Alliant Health Systems)
   5%, 10/1/2011 (Insured; MBIA)                      3,155,000       3,156,041
Jefferson County School District Finance Corporation,
   School Building Revenue
   4.50%, 2/1/2015 (Insured; MBIA)                    3,930,000       3,687,440
Kenton County Airport Board, Airport Revenue
   (Cincinnati/Northern Kentucky International)
   5.75%, 3/1/2009 (Insured; MBIA)                    3,710,000       3,968,884
Mount Sterling, LR (Kentucky League Cities Funding)
   5.625%, 3/1/2003                                   6,500,000       6,803,485
Louisiana--.9%
Louisiana Public Facilities Authority, Revenue:
   8.72%, 11/15/2012d                                 4,430,000       4,869,810
   8.72%, 11/15/2012 (Prerefunded 11/15/2002) c,d     3,635,000       4,049,099
   (Louisiana Association of Independent Colleges
      and Universities) 6.50%, 12/1/2002              2,155,000       2,293,082
Maine--.3%
Maine Educational Loan Marketing Corp.,
   Student Loan Revenue
   6.90%, 11/1/2003                                   4,195,000       4,421,320
Maryland--1.6%
Maryland Health and Higher Educational Facilities
   Authority, Revenue
   (John Hopkins University) 5.125%, 7/1/2013         8,115,000       8,280,546
Northeast Waste Disposal Authority, RRR
   (Baltimore Resco Retrofit Project):
      4.75%, 1/1/2012                                 6,900,000       6,608,061
      5%, 1/1/2012                                    5,000,000       4,912,750

-------------------------------------------------------------------------------
                                                         Principal
Long-Term Municipal Investments (continued)             Amount ($)   Value ($)
-------------------------------------------------------------------------------
Massachusetts--2.5%
Barnstable 4.50%, 3/15/2015                             320,000         302,477
Boston Industrial Development Financing Authority,
   Sewage Facility Revenue
   (Harbor Electric Energy Co. Project)
   7.10%, 5/15/2002                                   2,250,000       2,369,745
Massachusetts:
   6.40%, 8/1/2003                                    3,175,000       3,457,162
   Water Pollution Abatement Revenue
      (New Bedford Loan Program):
         5.50%, 2/1/2008                              1,310,000       1,390,945
         5.50%, 2/1/2008 (Prerefunded 2/1/2006) c     5,640,000       6,083,135
Massachusetts Housing Finance Agency:
   Housing Revenue:
      6.30%, 7/1/2007 (Insured; AMBAC)                3,040,000       3,268,517
      6.35%, 7/1/2008 (Insured; AMBAC)                3,265,000       3,510,071
      6.40%, 7/1/2009 (Insured; AMBAC)                3,565,000       3,832,161
   Residential Development 6.125%, 11/15/2008
      (Collateralized; FNMA)                          5,000,000       5,288,900
Plymouth County, COP (Correctional Facilities Project)
   5%, 4/1/2015 (Insured; AMBAC)                      2,025,000       2,001,956
Michigan--4.4%
Detroit:
   5%, 4/1/2010 (Insured; FSA)                        1,205,000       1,227,666
   5%, 5/1/2011 (Insured; FSA)                        2,325,000       2,348,668
Detroit Local Development Finance Authority:
   5.25%, 5/1/2006                                    1,570,000       1,638,860
   5.20%, 5/1/2010                                    5,745,000       5,881,214
Greater Detroit Resource Recovery Authority,
   Revenue:
      6.25%, Series A, 12/13/2008 (Insured; AMBAC)   11,000,000      12,330,120
      6.25%, Series B, 12/13/2008 (Insured; AMBAC)    7,755,000       8,692,735
Michigan Hospital Finance Authority, Revenue:
   (Genesys Health System) 8.10%, 10/1/2013
   (Prerefunded 10/1/2005) c                         10,000,000      12,255,300
Michigan Strategic Fund, SWDR (Genesee Power
   Station Project) 7.125%, 1/1/2006                  7,500,000       7,913,250
Wayne State University, University Revenues
   5.40%, 11/15/2006 (Insured; AMBAC)                 3,105,000       3,264,535
Mississippi--.3%
Mississippi Development Bank, Special Obligation
   (Adams County HR Project)
   5.75%, 7/1/2010 (Insured; FSA)                     3,445,000       3,650,356

                                                                The Fund     13

-------------------------------------------------------------------------------
                                                         Principal
Long-Term Municipal Investments (continued)             Amount ($)   Value ($)
-------------------------------------------------------------------------------
Missouri--2.7%
Joplin Industrial Development Authority, Revenue
   (Catholic Health Initiatives):
      5.50%, 12/1/2009                                3,185,000       3,361,640
      5.625%, 12/1/2010                               3,340,000       3,530,146
Phelps City Industrial Development Authority,
   Industrial Revenue
   (Excel Corp. Project) 7%, 12/1/2000                4,500,000       4,714,290
Saint Louis, Airport Improvement Revenue
   (Lambert-Saint Louis International Airport):
      6%, 7/1/2005 (Insured; FGIC)                    1,545,000       1,650,554
      6%, 7/1/2005
         (Insured; FGIC, Prerefunded 7/1/2002) c      8,130,000       8,760,482
Saint Louis Municipal Finance Corp.,
   Leasehold Revenue:
      5.375%, 7/15/2003 (LOC; Sanwa Bank, Ltd.)       5,075,000       5,276,275
      5.50%, 7/15/2004 (LOC; Sanwa Bank, Ltd.)        6,835,000       7,171,760
Montana--.3%
Montana Health Facilities Authority, Revenue
   (Sisters of Charity-Levenworth)
   5%, 12/1/2014 (Insured; MBIA)                      3,250,000       3,234,367
Nebraska--.2%
Albion, IDR (Cargill, Inc. Project) 7%, 12/1/2000     2,600,000       2,728,440
Nevada--.9%
Clark County, Passenger Facility Charge Revenue
   (Las Vegas McCarran International Airport):
      5.95%, 7/1/2005 (Insured; AMBAC)                6,365,000       6,951,853
      5.80%, 7/1/2009 (Insured; MBIA)                 4,250,000       4,533,475
New Jersey--1.1%
New Jersey Economic Development Authority:
   LR
      (Bergen County Administration Complex):
         5%, 11/15/2008 (Insured; MBIA)               1,090,000       1,121,861
         5%, 11/15/2009 (Insured; MBIA)                 285,000         292,116
   Waste Paper Recycling Revenue
      (Marcal Paper Mills, Inc. Project):
         5.75%, 2/1/2004                              2,815,000       2,875,494
         8.50%, 2/1/2010                              2,930,000       3,366,131
Orange Township 6.60%, 2/1/2007
   (Insured; FSA, Prerefunded 2/1/2002) c             5,600,000       6,092,408

-------------------------------------------------------------------------------
                                                         Principal
Long-Term Municipal Investments (continued)             Amount ($)   Value ($)
-------------------------------------------------------------------------------
New Mexico--1.3%
New Mexico Educational Assistance Foundation,
   Student Loan Revenue:
      6.60%, 3/1/2005                                 8,130,000       8,559,264
      6.70%, 3/1/2006                                 7,345,000       7,745,082
New York--10.5%
City University of New York, COP (John Jay College)
   5.75%, 8/15/2004                                   5,970,000       6,348,558
Long Island Power Authority, Electric System Revenue:
   4.25%, 4/1/2003                                    6,000,000       6,009,180
   5.50%, 12/1/2010 (Insured; AMBAC)                  7,600,000       8,090,428
   5%, 4/1/2012 (Insured; MBIA)                       5,000,000       5,131,750
Municipal Assistance Corporation for New York City
   5.25%, 7/1/2008                                   10,500,000      11,077,815
New York City:
   7.30%, 2/1/2001 (Escrowed To Maturity)             4,410,000       4,666,133
   7.30%, 2/1/2001                                      590,000         622,946
   5.70%, 8/1/2007                                    3,450,000       3,705,680
   5.80%, 8/1/2008                                    5,725,000       6,176,474
   6.25%, 8/1/2009                                    7,000,000       7,769,720
   6.375%, 8/15/2009                                 19,750,000      21,863,448
   6.375%, 8/15/2009 (Prerefunded 8/15/2005) c        5,250,000       5,901,315
   5.25%, 8/1/2011                                    3,930,000       4,015,202
   5%, 8/1/2012                                       3,935,000       3,921,582
New York State Dormitory Authority, Revenues:
   (City University System) 5.125%, 7/1/2010          4,365,000       4,438,725
   (Department of Health):
      5.50%, 7/1/2010                                 2,000,000       2,084,860
      5.625%, 7/1/2011                                3,240,000       3,394,775
   Mental Health Service Facilities, 6%, 8/15/2006    6,940,000       7,563,490
New York State Energy, Research and Development
   Authority, Service Contract Revenue
   (Western New York Nuclear Service Center Project)
   5.20%, 4/1/2002 (Insured; CapMac)                  5,085,000       5,250,568
New York State Urban Development Corp., Revenue
   (Correctional Facilities)
   5.25%, 1/1/2010                                    4,520,000       4,631,011
Niagara Falls City School District, COP
   (High School Facility):
      5.625%, 6/15/2011                               1,835,000       1,908,290
      5.625%, 6/15/2012                               1,935,000       2,011,220
Triborough Bridge and Tunnel Authority,
   General Purpose Revenue
   6.75%, 1/1/2009                                    5,100,000       5,891,418

                                                                The Fund     15

-------------------------------------------------------------------------------
                                                         Principal
Long-Term Municipal Investments (continued)             Amount ($)   Value ($)
-------------------------------------------------------------------------------
North Carolina--3.4%
Coastal Regional Solid Waste Management Authority,
   Solid Waste Disposal System Revenue
   4%, 6/1/2006 (Insured; AMBAC)                      2,150,000       2,115,793
North Carolina Eastern Municipal Power Agency,
   Power System Revenue:
      5%, 1/1/2002                                    4,860,000       4,904,420
      7%, 1/1/2008                                    4,115,000       4,589,542
      6.125%, 1/1/2009                                7,425,000       7,857,655
North Carolina Medical Care Commission,
   Health Care Facilities Revenue
   (First Mortgage-Deerfield) 5.30%, 11/1/2004        5,840,000       5,972,334
North Carolina Municipal Power Agency,
   Electric Revenue (Number 1 Catawba):
      6%, 1/1/2004                                    2,000,000       2,129,500
      5.25%, 1/1/2009                                 5,000,000       5,138,200
      5.50%, 1/1/2010                                10,000,000      10,344,400
Ohio--2.2%
Cleveland, Airport Systems Revenue:
   5.50%, 1/1/2005 (Insured; FSA)                     1,000,000       1,054,210
   5.125%, 1/1/2010 (Insured; FSA)                    1,700,000       1,733,354
Cuyahoga County, HR (Metrohealth System)
   5.25%, 2/15/2010 (Insured; MBIA)                   5,160,000       5,363,304
Franklin County, HR (Holy Cross Health Systems)
   5.20%, 6/1/2005 (Insured; MBIA)                    2,930,000       3,077,027
Knox County, Hospital Facilities Revenue
   (Knox Community Hospital Asset Guaranty)
   5%, 6/1/2012                                       1,500,000       1,497,855
Lorain, Hospital Improvement Revenue
   (Lakeland Community Hospital, Inc.)
   6.50%, 11/15/2012                                  3,860,000       4,333,776
Ohio Air Quality Development Authority, PCR
   (Cleveland) 4.60%, 10/1/2030                       3,085,000       3,074,017
Ohio Water Development Authority,
   Pollution Control Facilities Revenue
   (Cleveland Electric) 4.60%, 10/1/2030              6,000,000       5,909,280
Student Loan Funding Corporation,
   Student Loan Revenue
   7.20%, 8/1/2003                                    1,155,000       1,181,761

-------------------------------------------------------------------------------
                                                         Principal
Long-Term Municipal Investments (continued)             Amount ($)   Value ($)
-------------------------------------------------------------------------------
Oklahoma--.5%
Washington County Medical Authority, Revenue
   (Jane Phillips Medical Center Project)
   5.50%, 11/1/2010 (Insured; Connie Lee)             6,175,000       6,455,963
Oregon--.2%
Multnomah County, COP:
   4.50%, 8/1/2014                                    1,270,000       1,203,592
   4.50%, 8/1/2015                                    2,000,000       1,878,220
Pennsylvania--6.2%
Beaver County Industrial Development Authority, PCR
   (Ohio Edison Co. Project) 4.65%, 6/1/2033e        15,000,000      14,998,800
Erie County Hospital Authority, Revenue
   (Hamot Health Foundation)
   5.375%, 5/15/2010 (Insured; AMBAC)                 2,340,000       2,418,952
Lehigh County General Purpose Authority
   (Wiley House)
   9.375%, 11/1/2006 (Prerefunded 11/1/2001)a         6,115,000       6,901,206
Pennsylvania, COP 5.40%, 7/1/2009 (Insured; AMBAC)    5,000,000       5,160,600
Pennsylvania Economic Development Financing
   Authority, RRR (Northampton Generating):
      6.75%, 1/1/2007                                 7,000,000       7,563,640
      6.40%, 1/1/2009                                10,500,000      11,048,520
      6.50%, 1/1/2013                                 2,000,000       2,110,340
Pennsylvania Higher Educational Facilities Authority,
   Health Services Revenue
   (University of Pennsylvania):
      5.60%, Series A, 1/1/2010                      10,000,000      10,354,400
      5.60%, Series B, 1/1/2010                       4,350,000       4,504,164
Philadelphia Hospitals and Higher Education Facilities
   Authority, Revenue
   (Community Mental Health/Retardation)
   8.875%, 6/15/2009                                 12,430,000      13,493,884
Rhode Island--2.0%
Central Falls Detention Facility Corp.,
   Detention Facility Revenue
   (Donald W. Wyatt Detention):
      5.25%, 1/15/2009                                1,230,000       1,264,083
      5.25%, 1/15/2010                                1,290,000       1,314,665
      5.25%, 1/15/2011                                1,360,000       1,373,709
      5.25%, 1/15/2012                                1,430,000       1,437,436

                                                                The Fund    17

-------------------------------------------------------------------------------
                                                         Principal
Long-Term Municipal Investments (continued)             Amount ($)   Value ($)
-------------------------------------------------------------------------------
Rhode Island (continued)
Rhode Island Health and Educational Building Corp.,
   Hospital Financing Revenue
   (Lifespan Obligation Group):
      5.75%, 5/15/2007 (Insured; MBIA)                4,805,000       5,168,258
      5.75%, 5/15/2008 (Insured; MBIA)                5,560,000       5,980,836
Rhode Island Housing and Mortgage Finance Corp.:
   (Homeownership Opportunity) 7.30%, 10/1/2008       4,680,000       5,121,558
   (Rental Housing Program):
      5.65%, 10/1/2007                                2,175,000       2,255,714
      5.65%, 10/1/2008                                1,350,000       1,396,643
South Carolina--2.5%
Charleston County, Health Facilities Revenue
   (Espiscopal Church Project) 5.40%, 4/1/2004        5,000,000       5,063,900
Charleston County, Hospital Facilities Improvement
   Revenue (Medical Society Health Project)
   5.50%, 10/1/2005 (Insured; MBIA)                   7,945,000       8,413,993
Charleston County, RRR (Foster Wheeler)
   5%, 1/1/2007 (Insured; AMBAC)                      2,685,000       2,759,106
Lexington County Health Services District Inc., HR
   5%, 11/1/2012 (Insured; FSA)                       1,710,000       1,694,268
Oconee County, PCR (Engelhard Corp. Project)
   5.375%, 5/1/2006                                   6,000,000       6,310,980
Piedmont Municipal Power Agency, Electric Revenue:
   6.25%, 1/1/2004
      (Insured; FGIC, Escrowed To Maturity)             585,000         638,024
   6.25%, 1/1/2004 (Insured; FGIC)                    3,465,000       3,700,204
York County, PCR (Bowater, Inc. Project)
   7.625%, 3/1/2006                                   2,900,000       3,303,912
Tennessee--.5%
Johnson City Health and Educational Facility Board, HR
   (Medical Center Hospital Improvement)
   5.125%, 7/1/2011 (Insured; MBIA)                   6,720,000       6,795,869
Texas--8.0%
Austin Independent School District:
   5.60%, 8/1/2009 (Prerefunded 8/1/2006) c           4,590,000       4,962,111
   5.60% 8/1/2009                                     2,025,000       2,152,251
Cass County Industrial Development Corp., PCR
   (International Paper Co.) 5.35%, 4/1/2012          3,750,000       3,853,312
Ennis IDC, Revenue, (Cargill, Inc. Project)
   6.15%, 11/1/2003                                   2,450,000       2,587,347

18

-------------------------------------------------------------------------------
                                                         Principal
Long-Term Municipal Investments (continued)             Amount ($)   Value ($)
-------------------------------------------------------------------------------
Texas (continued)
Gulf Coast Waste Disposal Authority, SWDR
   (Quaker Oats Co. Project)
   5.70%, 5/1/2006                                    2,210,000       2,357,407
Harris County Health Facilities Development Corp., HR:
   (Memorial Hermann Hospital System Project)
      5.50%, 6/1/2012 (Insured; FSA)                  8,795,000       9,250,581
   (Memorial Hospital System Project)
      6%, 6/1/2008 (Insured; MBIA)                    3,000,000       3,287,190
Harris County Hospital District, Mortgage Revenue
   7.50%, 2/15/2003 (Insured; AMBAC)                  7,000,000       7,539,070
Houston, Hotel Occupancy Tax Revenue:
   7%, 7/1/2003
      (Insured; FGIC, Prerefunded 7/1/2001) c         4,400,000       4,690,840
   7%, 7/1/2004
      (Insured; FGIC, Prerefunded 7/1/2001) c         1,525,000       1,625,802
North Central Health Facility Development Corp.,
   Revenue (Baylor Healthcare System):
      8.72%, 5/15/2008                               11,750,000      12,690,235
      8.72%, 5/15/2008 (Prerefunded 5/15/2002) c,d    1,250,000       1,366,038
North Texas Higher Education Authority,
   Student Loan Revenue:
      7%, Series B, 4/1/2002 (Insured; AMBAC)         4,250,000       4,440,740
      7%, Series E, 4/1/2002 (Insured; AMBAC)         4,250,000       4,440,740
Port Corpus Christi Authority, Nueces County
   General Revenue (Union Pacific)
   5.125%, 4/1/2009                                   2,250,000       2,254,163
Port Houston Authority, Harris County
   Zero Coupon, 10/1/2006                             3,625,000       2,609,058
Rio Grande Consolidated Independent School District,
   Public Facilities LR
   6.40%, 7/15/2003                                   4,000,000       4,104,360
Rio Grande Valley Health Facilities Development
   Corp., HR
   (Valley Baptist Medical Center)
      6.25%, 8/1/2006 (Insured; MBIA)                 5,100,000       5,519,016
South Texas Higher Education Authority,
   Student Loan Revenue
   5.30%, 12/1/2003                                   2,390,000       2,488,588
Tarrant County Health Facilities Development Corp.,
   Health Systems Revenue:
      (Harris Methodist Health Systems) 6%, 9/1/2010  7,725,000       8,683,518
      (Health Resources Systems)
         5.75%, 2/15/2014 (Insured; MBIA)             5,000,000       5,400,500

                                                                The Fund    19

-------------------------------------------------------------------------------
                                                         Principal
Long-Term Municipal Investments (continued)             Amount ($)   Value ($)
-------------------------------------------------------------------------------
Texas (continued)
Texas State College, Student Loan:
   6%, 8/1/2005                                       2,130,000       2,317,781
   6%, 8/1/2006                                       2,500,000       2,730,000
Utah--2.0%
Carbon County, SWDR:
   (Sunnyside Cogeneration Project) 9%, 7/1/2006 b    9,750,000       5,850,000
   (Sunnyside Cogeneration Association)
      7.50%, 7/1/2007 b                               7,000,000       4,200,000
Intermountain Power Agency, Power Supply Revenue,
   Special Obligation
   6.50%, 7/1/2010 (Insured; MBIA)                    5,200,000       5,984,576
Utah Board of Regents, Student Loan Revenue:
   6.25%, 11/1/2003 (Insured; AMBAC)                  3,000,000       3,205,920
   6.35%, 11/1/2004 (Insured; AMBAC)                  3,000,000       3,238,080
   6.45%, 11/1/2005 (Insured; AMBAC)                  3,000,000       3,245,910
Virginia--2.1%
Big Stone Gap Redevelopment and Housing Authority,
   Correctional Facility LR
   (Wallens Ridge Development Project) 6%, 9/1/2007   4,000,000       4,412,040
Fairfax County Economic Development Authority,
   Educational Facilities Revenue
   (George Mason University Educational Foundation):
      6.50%, 11/15/2002                               2,000,000       2,124,620
      6.95%, 11/15/2002                               5,360,000       5,641,400
Lexington Industrial Development Authority,
   Residential Care Facility Revenue
   (First Mortgage) 5%, 10/1/2004                     5,630,000       5,580,512
Virginia Housing Development Authority,
   Commonwealth Mortgage:
      6.05%, 1/1/2004                                 4,400,000       4,580,620
      6.15%, 1/1/2005                                 4,400,000       4,606,184
Washington--3.1%
Clark County Public Utility District, Electric Revenue
   6.30%, 1/1/2004 (Insured; FGIC)                    1,275,000       1,346,107
   6.30%, 1/1/2004
      (Insured; FGIC, Prerefunded 1/1/2001) c         1,885,000       1,996,931
King County, 5.20%, 12/1/2003                         2,525,000       2,651,502
Washington Health Care Facilities Authority, Revenue
   (Sisters of Providence) 5.40%, 10/1/2010
   (Insured; AMBAC)                                   3,000,000       3,098,790

-------------------------------------------------------------------------------
                                                         Principal
Long-Term Municipal Investments (continued)             Amount ($)   Value ($)
-------------------------------------------------------------------------------
Washington (continued)
Washington Housing Finance Commission:
   MFHR (Alderbrook Apartments Project)
      4.90% 7/1/2030 (LOC; Bank One, Arizona, N.A.)   7,100,000       7,099,716
   SFMR, 6.85%, 7/1/2011 (Insured; FNMA, GNMA)        3,015,000       3,211,065
Washington, Public Power Supply Systems Revenue
   (Nuclear Project Number 1):
      6.60%, 7/1/2004                                 2,500,000       2,672,475
      7.25%, 7/1/2006 (Insured; FSA)                  6,000,000       6,996,720
      6%, 7/1/2007 (Insured; AMBAC)                   9,720,000      10,675,087
Wisconsin--2.3%
Carlton, PCR (Wisconsin Public Service Corp.)
   6.125%, 10/1/2005                                  5,000,000       5,357,900
Nekoosa, PCR (Nekoosa Papers, Inc. Project)
   5.35%, 7/1/2015                                    4,850,000       4,821,288
Wisconsin Health and Educational Facilities Authority,
   Revenue:
      (Aurora Health Care, Inc.):
         5%, 8/15/2009 (Insured; MBIA)                4,335,000       4,409,302
         5%, 8/15/2010 (Insured; MBIA)                3,955,000       3,981,459
      (Aurora Medical Group, Inc.)
         6%, 11/15/2011 (Insured; FSA)                3,500,000       3,909,640
      (Luther Hospital Project) 6.125%, 11/15/2006    3,500,000       3,725,925
      (Wheaton Franciscan Services, Inc.)
         6.50%, 8/15/2007 (Insured; MBIA)             3,000,000       3,218,091
Total Long-Term Municipal Investments
   (cost $1,201,798,267)                                          1,248,997,849

Short-Term Municipal Investments--.9%
-------------------------------------------------------------------------------
Indiana--.1%
Princeton, PCR, VRDN
   (PSI Energy, Inc. Project) 3.35%
   (LOC; Morgan Guaranty Trust Co. of New York)f      1,300,000       1,300,000
Minnesota--.5%
Minnesota Higher Education Facilities Authority,
   Revenue, VRDN:
      (Macalester College) 3.35% f                    1,500,000       1,500,000
      (University of St. Thomas)
         3.25% (LOC; Allied Irish Banks)f             1,600,000       1,600,000
St. Cloud, Health Care Facilities Revenue, VRDN
   (St. Cloud Hospital) 3.25%
      (LOC; Rabobank Nederland)f                      1,400,000       1,400,000
University of Minnesota, VRDN 3.35%f                  1,500,000       1,500,000

                                                                The Fund    21

--------------------------------------------------------------------------------
                                                      Principal
Short-Term Municipal Investments (continued)          Amount ($)       Value ($)
--------------------------------------------------------------------------------
Wyoming--.3%
Lincoln County, PCR, VRDN (Exxon Project) 3.35%f      3,500,000       3,500,000
Total Short-Term Municipal Investments
   (cost $10,800,000)                                                10,800,000

--------------------------------------------------------------------------------
Total Investments (cost $1,212,598,267)                   99.6%   1,259,797,849
Cash and Receivables (Net)                                  .4%       5,468,808
Net Assets                                               100.0%   1,265,266,657

-------------------------------------------------------------------------------
Summary of Abbreviations
AMBAC   American Municipal Bond                LOC    Letter of Credit
          Assurance Corporation                LR     Lease Revenue
COP     Certificate of Participation           MBIA   Municipal Bond Investors
EDR     Economic Development Revenue                    Assurance Insurance
EIR     Environment Improvement Revenue                 Corporation
FGIC    Financial Guaranty Insurance Company   MFHR   Multi-Family Housing
FNMA    Federal National Mortgage Association           Revenue
FSA     Financial Security Assurance           PCR    Pollution Control Revenue
GNMA    Government National Mortgage           RRR    Resources Recovery Revenue
          Association                          SFMR   Single Family Mortgage
HR      Hospital Revenue                                Revenue
IDC     Industrial Development Corporation     SWDR   Solid Waste Disposal Revenue
IDR     Industrial Development Revenue         VRDN   Variable Rate Demand Notes

-------------------------------------------------------------------------------
Summary of Combined Ratings (Unaudited)
Fitch   or   Moody's     or      Standard & Poor's     Value (%)
-------------------------------------------------------------------------------
AAA          Aaa                 AAA                      46.6
AA           Aa                  AA                       16.0
A            A                   A                        16.9
BBB          Baa                 BBB                       9.0
BB           Ba                  BB                         .7
B            B                   B                         1.7
F1+, F-1     MIG1, VMIG1 & P1    SP1, A1                    .9
Not Ratedg   Not Ratedg          Not Ratedg   8.2        100.0

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At May 31, 1999, these securities amounted to $24,033,680 or 1.9% of net assets.
b   Non-income producing security; interest payments in default.
c Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d   Inverse floater security--the interest rate is subject to change periodically.
e   Purchased on a delayed-delivery basis.
f Securities payable on demand. Variable interest rate--subject to periodic change.
g Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

                                                                The Fund    23

STATEMENT OF ASSETS AND LIABILITIES
May 31, 1999

-------------------------------------------------------------------------------
                                                          Cost            Value
-------------------------------------------------------------------------------
Assets ($):
Investments in securities--See Statement of
   Investments                                     1,212,598,267  1,259,797,849
Cash                                                                  1,191,806
Interest receivable                                                  20,690,281
Receivable for investment securities sold                             1,471,356
Receivable for shares of Common Stock subscribed                         15,000
Prepaid expenses                                                        135,427
                                                                  1,283,301,719
-------------------------------------------------------------------------------
Liabilities ($):
Due to The Dreyfus Corporation and affiliates                           753,751
Payable for investment securities purchased                          17,118,152
Payable for shares of Common Stock redeemed                               1,500
Accrued expenses                                                        161,659
                                                                     18,035,062
-------------------------------------------------------------------------------
Net Assets ($)                                                    1,265,266,657
-------------------------------------------------------------------------------
Composition of Net Assets ($):
Paid-in capital                                                   1,209,877,467
Accumulated undistribued investment income--net                         490,255
Accumulated net realized gain (loss) on investments                   7,699,353
Accumulated net unrealized appreciation (depreciation)
   on investments--Note 4                                            47,199,582
-------------------------------------------------------------------------------
Net Assets ($)                                                    1,265,266,657
-------------------------------------------------------------------------------
Shares Outstanding
(300 million shares of $.01 par value Common Stock authorized)       91,457,469
Net Asset Value, offering and redemption price per
  share--Note 3(d) ($)                                                    13.83

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended May 31, 1999

-------------------------------------------------------------------------------
Investment Income ($)
-------------------------------------------------------------------------------
Interest Income                                                     72,570,072
Expenses:
Management fee--Note 3(a)                                            7,891,106
Shareholder servicing costs--Note 3(b)                               1,874,095
Custodian fees                                                          90,765
Registration fees                                                       61,293
Professional fees                                                       51,196
Directors' fees and expenses--Note 3(c)                                 50,007
Prospectus and shareholders' reports                                    49,518
Loan commitment fees--Note 2                                             6,466
Miscellaneous                                                           58,827
Total Expenses                                                      10,133,273
Less--reduction in management fee due to
   undertaking--Note 3(a)                                             (256,487)
Net Expenses                                                         9,876,786
Investment Income--Net                                              62,693,286
-------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments--Note 4 ($):
Net realized gain (loss) on investments                             11,626,654
Net unrealized appreciation (depreciation) on investments          (27,720,053)
Net Realized and Unrealized Gain (Loss) on Investments             (16,093,399)
Net Increase in Net Assets Resulting from Operations                46,599,887

See notes to financial statements.

                                                                The Fund    25

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                                      Year Ended May 31,
                                               --------------------------------
                                                      1999            1998
-------------------------------------------------------------------------------
Operations ($):
Investment income--net                          62,693,286      67,354,397
Net realized gain (loss) on investments         11,626,654      16,826,858
Net unrealized appreciation (depreciation)
   on investments                              (27,720,053)     22,880,755
Net Increase (Decrease) in Net Assets
   Resulting from Operations                    46,599,887     107,062,010
-------------------------------------------------------------------------------
Dividends to Shareholders from ($):
Investment income--net                         (62,553,395)    (67,194,371)
Net realized gain on investments               (11,801,579)    (11,741,273)
Total Dividends                                (74,354,974)    (78,935,644)
-------------------------------------------------------------------------------
Capital Stock Transactions ($):
Net proceeds from shares sold                  152,479,000     201,091,675
Dividends reinvested                            54,958,796      58,183,925
Cost of shares redeemed                       (260,941,326)   (328,451,313)
Increase (Decrease) in Net Assets from
   Capital Stock Transactions                  (53,503,530)    (69,175,713)
Total Increase (Decrease) in Net Assets        (81,258,617)    (41,049,347)
-------------------------------------------------------------------------------
Net Assets ($):
Beginning of Period                          1,346,525,274   1,387,574,621
End of Period                                1,265,266,657   1,346,525,274
Undistributed investment income--net               490,255         350,364
-------------------------------------------------------------------------------
Capital Share Transactions (Shares):
Shares sold                                     10,818,392      14,280,929
Shares issued for dividends reinvested           3,895,035       4,133,183
Shares redeemed                                (18,514,989)    (23,346,665)
Net Increase (Decrease) in Shares Outstanding   (3,801,562)     (4,932,553)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

--------------------------------------------------------------------------------------------
                                                           Year Ended May 31,
                                           -------------------------------------------------
                                            1999      1998       1997        1996      1995
--------------------------------------------------------------------------------------------
Per Share Data ($):
Net asset value, beginning of period       14.14      13.85      13.75      14.02     13.84
Investment Operations:
Investment income--net                       .67        .69        .71        .72       .75
Net realized and unrealized gain (loss)
   on investments                           (.18)       .41        .20       (.24)      .24
Total from Investment Operations             .49       1.10        .91        .48       .99
Distributions:
Dividends from investment income--net       (.67)      (.69)      (.70)      (.72)     (.75)
Dividends from net realized gain
   on investments                           (.13)      (.12)      (.11)      (.03)     (.06)
Total Distributions                         (.80)      (.81)      (.81)      (.75)     (.81)
Net asset value, end of period             13.83      14.14      13.85      13.75     14.02
--------------------------------------------------------------------------------------------
Total Return (%)                            3.53       8.04       6.80       3.44      7.54
--------------------------------------------------------------------------------------------
Ratios/Supplemental Data (%):
Ratio of expenses to average net assets      .75        .74        .73        .71       .73
Ratio of net investment income
   to average net assets                    4.75       4.91       5.10       5.14      5.52
Decrease reflected in above expense ratios
   due to undertakings by the Manager        .02        .01         --         --        --
Portfolio Turnover Rate                    20.37      40.27      46.67      48.70     42.18
--------------------------------------------------------------------------------------------
Net Assets, end of period ($ X 1,000)  1,265,267  1,346,525  1,387,575  1,467,340 1,569,511

See notes to financial statements.
                                                                The Fund     27

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus Intermediate Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the fund's shares which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and
28
recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund received net earnings credits of $12,751 during the period ended May 31, 1999 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended May 31, 1999, the fund did not borrow under the Facility.
                                                                The Fund     29

NOTE 3--Management Fee and Other Transactions
With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund's average daily net assets and is payable monthly. However, pursuant to a court approved settlement agreement of previously disclosed litigation, dated September 14, 1988, the Manager agreed to make payments to the fund for 10 years, ranging from $0 to $1 million per year depending upon average daily net assets of the fund. The management fee for the period ended May 31, 1999 was reduced by $25,750 pursuant to the settlement of litigation. This arrangement terminated on September 13, 1998.

The Manager had undertaken from June 1, 1998 through May 31, 1999 to reduce the management fee paid by the fund, to the extent that the fund's aggregate annual expenses, exclusive of taxes, brokerage, interest on borrowings, commitment fees and extraordinary expenses, exceeded an annual rate of .75 of 1% of the value of the fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $256,487 during the period ended May 31, 1999.

(b) Under the Shareholder Services Plan, the fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 1999, the fund was charged $1,149,683 pursuant to the Shareholder Services Plan.
30

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 1999, the fund was charged $465,916 pursuant to the transfer agency agreement.

(c) Each director who is not an "affiliated person" as defined in the Act receives from the fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

(d) A .10% redemption fee is charged and retained by the fund on shares redeemed within fifteen days following the date of issuance, including redemptions made through use of the fund's Exchange privilege. During the period ended May 31, 1999, redemption fees retained by the fund amounted to $29,330.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 1999, amounted to $264,328,278 and $318,328,919, respectively.

At May 31, 1999, accumulated net unrealized appreciation on investments was $47,199,582, consisting of $59,764,891 gross unrealized appreciation and $12,565,309 gross unrealized depreciation.

At May 31, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
                                                                The Fund     31

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors
Dreyfus Intermediate Municipal Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Intermediate Municipal Bond Fund, Inc., including the statement of investments, as of May 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Intermediate Municipal Bond Fund, Inc. at May 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.

                                                Ernst & Young LLP

New York, New York
July 7, 1999

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with Federal tax law, the fund hereby makes the following designations regarding its fiscal year ended May 31, 1999:

--all the dividends paid from investment income--net are "exempt - interest dividends" (not subject to regular Federal income tax), and

--the fund hereby designates $.0869 per share as a long-term capital gain distribution of the $.1262 per share paid on December 8, 1998.

As required by Federal tax law rules, shareholders will receive notification of their portion of the fund's taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 1999 calendar year on Form 1099-DIV which will be mailed by January 31, 2000.


                                                                The Fund     33

For More Information

Dreyfus Intermediate
Municipal Bond Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940

Distributor

Premier Mutual Fund Services, Inc.
60 State Street
Boston, MA 02109

To obtain information:

By telephone
Call 1-800-645-6561

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Send your request
to info@dreyfus.com

On the Internet Information
can be viewed online or
downloaded from:
http://www.dreyfus.com

(C) 1999 Dreyfus Service Corporation   947AR995